Other Operating Income/(Loss), Net - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of other operating income [line items]
Change in fair value of the callable units				₨ 1,233
Income tax relating to investment securities included in other comprehensive income	₨ 259		₨ (275)	242
Consideration	₨ 0	$ 0	₨ 0	1,652
Denim group [member]
Disclosure of other operating income [line items]
Consideration				1,652
Cumulative gain loss on disposal of investments in equity method				953
Ensono holdings, llc [member]
Disclosure of other operating income [line items]
Cumulative gain loss on disposal of investments in equity instruments designated at fair value through other comprehensive income				1,252
Income tax relating to investment securities included in other comprehensive income				430
Consideration				₨ 5,628